Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 10, 2017
Registrant Name	NEUBERGER BERMAN INCOME FUNDS
Central Index Key	0000723620
Amendment Flag	false
Document Creation Date	Jul. 10, 2017
Document Effective Date	Jul. 10, 2017
Prospectus Date	Jul. 10, 2017